KPMG LLP
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New York, NY 10154-0102

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors MoA Funds Corporation:

In planning and performing our audits of the financial statements of the funds listed in the Appendix, each a fund comprising MoA Funds Corporation (formerly Mutual of America Investment Corporation) (the Funds), as of and for the year ended December 31, 2023, in accordance with the standards of the Public Company Accounting Oversight Board (United States), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the Public Company Accounting Oversight Board (United States). However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2023.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee

This report is intended solely for the information and use of the management and the Board of Directors of MoA Funds Corporation and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

New York, New York

February 26, 2024

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Appendix

MoA Equity Index Fund (formerly known as Mutual of America Investment Corporation Equity Index Fund)

MoA All America Fund (formerly known as Mutual of America Investment Corporation All America Fund)

MoA Small Cap Value Fund (formerly known as Mutual of America Investment Corporation Small Cap Value Fund)

MoA Small Cap Growth Fund (formerly known as Mutual of America Investment Corporation Small Cap Growth Fund)

MoA Small Cap Equity Index Fund (formerly known as Mutual of America Investment Corporation Small Cap Equity Index Fund)

MoA Mid Cap Value Fund (formerly known as Mutual of America Investment Corporation Mid Cap Value Fund)

MoA Mid Cap Equity Index Fund (formerly known as Mutual of America Investment Corporation Mid-Cap Equity Index Fund)

MoA Balanced Fund (formerly known as Mutual of America Investment Corporation Composite Fund)

MoA International Fund (formerly known as Mutual of America Investment Corporation International Fund)

MoA Catholic Values Index Fund (formerly known as Mutual of America Investment Corporation Catholic Values Index Fund)

MoA Retirement Income Fund (formerly known as Mutual of America Investment Corporation Retirement Income Fund)

MoA Clear Passage 2015 Fund (formerly known as Mutual of America Investment Corporation 2015 Retirement Fund)

MoA Clear Passage 2020 Fund (formerly known as Mutual of America Investment Corporation 2020 Retirement Fund)

MoA Clear Passage 2025 Fund (formerly known as Mutual of America Investment Corporation 2025 Retirement Fund)

MoA Clear Passage 2030 Fund (formerly known as Mutual of America Investment Corporation 2030 Retirement Fund)

MoA Clear Passage 2035 Fund (formerly known as Mutual of America Investment Corporation 2035 Retirement Fund)

MoA Clear Passage 2040 Fund (formerly known as Mutual of America Investment Corporation 2040 Retirement Fund)

MoA Clear Passage 2045 Fund (formerly known as Mutual of America Investment Corporation 2045 Retirement Fund)

MoA Clear Passage 2050 Fund (formerly known as Mutual of America Investment Corporation 2050 Retirement Fund)

MoA Clear Passage 2055 Fund (formerly known as Mutual of America Investment Corporation 2055 Retirement Fund)

MoA Clear Passage 2060 Fund (formerly known as Mutual of America Investment Corporation 2060 Retirement Fund)

MoA Clear Passage 2065 Fund (formerly known as Mutual of America Investment Corporation 2065 Retirement Fund)

MoA Conservative Allocation Fund (formerly known as Mutual of America Investment Corporation Conservative Allocation Fund)

MoA Moderate Allocation Fund (formerly known as Mutual of America Investment Corporation Moderate Allocation Fund)

MoA Aggressive Allocation Fund (formerly known as Mutual of America Investment Corporation Aggressive Allocation Fund)

MoA Money Market Fund (formerly known as Mutual of America Investment Corporation Money Market Fund)

MoA Intermediate Bond Fund (formerly known as Mutual of America Investment Corporation Mid-Term Bond Fund)

MoA Core Bond Fund (formerly known as Mutual of America Investment Corporation Bond Fund)